Cash-based awards (Details 5) SFr in Millions	6 Months Ended
Jun. 30, 2021 CHF (SFr)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 1,977
Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	275
Bank
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Estimated unrecognized compensation expense	SFr 1,933
Bank | Contingent Capital Awards (CCA)
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Description	In 6M21, the Bank awarded CHF 245 million of CCA. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code or similar regulations in other jurisdictions, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period.
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	SFr 245
Estimated unrecognized compensation expense	SFr 265
Bank | Contingent Capital Awards (CCA) | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	3 years
Bank | Contingent Capital Awards (CCA) | UK PRA staff or similuar regulations, Risk takers | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	5 years
Bank | Contingent Capital Awards (CCA) | UK PRA staff or similuar regulations, Senior managemement | Cliff vesting [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Deferred Compensation Arrangement with Individual, Maximum Contractual Term	7 years